UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	3/31/2008

Item 1	–	Reports to Stockholders

SEMIANNUAL REPORT

MARCH 31, 2008

CASH ACCUMULATION TRUST/ LIQUID ASSETS FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

May 15, 2008

Dear Shareholder:

We hope you find the semiannual report for the Liquid Assets Fund informative and useful. As a Liquid Assets Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

Thank you for choosing this Fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust/Liquid Assets Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Liquid Assets Fund is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 3/31/08
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Liquid Assets Fund	3.08%	$1.00	34 Days	$2,560.3
iMoneyNet, Inc. Prime Retail Universe Average*	2.44%	N/A	48 Days	N/A

*iMoneyNet,	Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of March 25, 2008, the closest date before the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from March 27, 2007 to March 25, 2008, the closest dates before the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of March 31, 2008.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Cash Accumulation Trust/Liquid Assets Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2007, at the beginning of the period, and held through the six-month period ended March 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual

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expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/Liquid Assets Fund	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,023.60	0.04%	$0.20
Hypothetical	$1,000.00	$1,024.80	0.04%	$0.20

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Cash Accumulation Trust/Liquid Assets Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of March 31, 2008 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 17.1%
$38,000	Banco Bilbao Vizcaya Argentina 4.60%, 6/30/08	$38,000,000
19,000	Banco Santander 2.88%, 7/3/08	19,008,559
	Barclays Bank PLC
25,000	5.20%, 4/11/08	25,000,000
49,000	5.37%, 6/4/08	49,000,000
50,000	2.65%, 6/24/08	50,000,000
13,000	Branch Banking & Trust Co. 2.935%, 6/11/08	13,000,000
40,000	Marshall & Ilsley Corp. 3.00%, 5/20/08	40,000,000
8,300	Nordea Bank Finland AB 5.255%, 4/11/08	8,300,851
	Regions Bank
36,000	3.00%, 5/27/08	36,000,000
12,000	3.00%, 5/30/08	12,000,000
103,000	State Street Bank and Trust Co. 3.01%, 4/30/08	103,000,000
20,000	Swedbank AB NY Branch 3.00%, 5/30/08	20,000,000
25,000	Unicredito Italiano Bank 5.00%, 4/21/08	25,000,000

		438,309,410

Commercial Paper 38.4%
40,000	AIG Funding, Inc. 2.77%, 4/17/08(b)	39,950,756
42,563	Allianz Finance Corp., 144A 3.02%, 4/14/08(b)	42,516,583
10,000	Bank of America Corp. 2.95%, 5/23/08(b)	9,957,389
	Citigroup Funding, Inc.
45,000	4.90%, 4/21/08(b)	44,877,500
35,000	3.10%, 5/14/08(b)	34,870,403
50,000	3.08%, 5/28/08(b)	49,756,167
29,000	Dexia Delaware LLC 3.06%, 6/4/08(b)	28,842,240
8,000	Fortis Funding LLC, 144A 3.02%, 5/19/08(b)	7,967,787

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	7

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
	ING America Insurance Holdings, Inc.
$33,500	2.90%, 6/4/08(b)	$33,327,289
18,000	2.91%, 6/6/08(b)	17,903,970
10,000	2.80%, 6/9/08(b), 144A	9,946,333
39,966	JPMorgan Chase & Co. 2.94%, 5/12/08(b)	39,832,181
	Long Lane Master Trust IV, 144A
73,452	3.05%, 4/10/08(b)	73,395,992
41,000	3.04%, 4/14/08(b)	40,954,991
	Nestle Finance France SA
100,000	2.44%, 6/19/08(b)	99,464,555
12,076	2.75%, 7/21/08(b), 144A	11,973,606
10,000	Nyala Funding LLC, 144A 3.45%, 4/21/08(b)	9,980,833
	Old Line Funding Corp., 144A
10,000	2.75%, 4/21/08(b)	9,984,722
15,000	2.90%, 5/1/08(b)	14,963,750
50,000	PNC Funding Corp. 3.22%, 4/25/08(b)	49,892,666
33,900	Prudential PLC, 144A 2.70%, 5/12/08(b)	33,786,533
6,500	Stadshypotek Delaware 3.20%, 4/8/08(b)	6,495,956
21,000	Swedbank AB 2.73%, 6/11/08(b)	20,886,933
	Swedbank Mortgage AB
49,000	3.89%, 4/22/08(b)	48,888,811
16,000	3.10%, 5/23/08(b), 144A	15,928,356
40,000	Swiss RE Financial Products, 144A 2.94%, 5/12/08(b)	39,866,067
	Tulip Funding Corp., 144A
37,001	3.05%, 4/14/08(b)	36,960,394
28,000	3.00%, 4/15/08(b)	27,967,333
20,850	2.77%, 4/21/08(b)	20,818,029
	Unicredito Italiano Bank Ireland, 144A
50,000	3.00%, 5/8/08(b)	49,845,832
12,057	2.85%, 5/21/08(b)	12,009,274

		983,813,231

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Loan Participations 2.0%
	Archer Daniels Midland
$25,000	2.73%, 5/9/08(c)	$25,000,000
25,000	2.70%, 5/13/08(c)	25,000,000

		50,000,000

Other Corporate Obligations 30.0%
20,000	Bank of New York Mellon (The), MTN 2.775%, 6/16/08(a)	19,997,524
75,000	Bank of Scotland, MTN, 144A 3.065%, 9/5/08(a)	75,000,001
10,000	BMW US Capital LLC, 144A 3.0863%, 9/4/08(a)	10,000,000
22,000	Caja de Ahorro y Monte de Piedad De Madrid, S.A., 144A 4.0438%, 8/12/08(a)	22,000,000
50,000	DNB Nor Bank ASA, 144A 2.599%, 8/22/08(a)	50,000,000
	Fortis Bank NY
6,700	2.649%, 6/30/08(a)	6,690,960
44,000	3.8638%, 7/18/08(a), 144A	43,997,428
	General Electric Capital Corp.
13,961	3.12%, 5/19/08(a)	13,962,615
32,000	2.6062%, 10/24/08, MTN(a)	31,991,188
25,000	General Electric Co. 3.03%, 12/9/08(a)	24,999,502
7,000	Goldman Sachs Group (The), MTN 2.6888%, 12/22/08(a)	6,977,930
	HSBC Finance Corp.
38,400	3.10%, 9/6/08(a)	38,400,068
5,000	3.10%, 11/6/08(a)	4,978,728
12,000	Irish Life & Permanent PLC, MTN, 144A 2.6488%, 8/20/08(a)	11,999,990
17,000	John Deere Capital Corp., MTN 2.7788%, 9/25/08(a)	16,994,839
	JPMorgan Chase & Co., MTN
45,000	3.00%, 8/11/08(a)	45,000,000
35,000	3.1094%, 9/2/08(a)	35,000,000
12,000	Kommunalkredit Austria AG, 144A 2.6287%, 8/22/08(a)	12,000,000
	Merrill Lynch & Co., Inc., MTN
20,000	2.915%, 8/15/08(a)	20,000,000
45,000	2.7388%, 8/22/08(a)	45,000,000

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	9

Portfolio of Investments

as of March 31, 2008 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d.)
$31,000	Metropolitan Life Insurance Co. 3.1794%, 4/1/08(a)(c)(d) (cost $31,000,000; date purchased 4/2/07)	$31,000,000
9,000	Metropolitan Life Insurance Co. of Connecticut 3.1081%, 7/7/08(a)(c)(d) (cost $9,000,000; date purchased 7/9/07)	9,000,000
23,000	Morgan Stanley, MTN 3.269%, 10/31/08(a)	23,000,676
18,000	Morgan Stanley Dean Witter & Co. 2.7438%, 8/26/08(a)	18,001,973
16,500	Nordea Bank AB, 144A 3.02%, 8/8/08(a)	16,500,238
2,100	Nordea BK Finland NY 3.0819%, 12/1/08(a)	2,093,926
20,000	Paccar Financial Corp., MTN 2.89%, 8/12/08(a)	20,000,159
4,000	Royal Bank Canada, MTN 3.1181%, 9/10/08(a)	4,000,000
42,800	Skandinaviska Enskilda Banken AB, 144A 2.795%, 8/19/08(a)	42,800,061
4,000	US Barcorp. 4.40%, 8/15/08	4,021,882
12,000	Wal-Mart Stores, Inc. 2.70%, 6/16/08(a)	11,998,856
50,000	Wells Fargo Bank NA 2.47%, 4/30/08	50,000,000

		767,408,544

U.S. Government Agencies 13.2%
	Federal Home Loan Bank
25,000	2.7175%, 2/17/09(a)	25,000,000
35,000	2.66%, 2/19/09(a)	35,000,000
64,000	2.315%, 2/27/09(a)	64,000,000
34,000	2.35%, 3/27/09(a)	34,000,000
30,000	2.629%, 4/1/09, MTN(a)	30,000,000
150,000	2.83%, 4/11/08(b)	149,882,083

		337,882,083

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreement 0.4%
$10,518	Barclays Capital, Inc. 2.75%, dated 3/31/08, due 4/1/08 in the amount of $10,518,803 (cost $10,518,000; the value of the collateral including accrued interest was $10,728,361)(e)	$10,518,000

	Total Investments 101.1% (amortized cost $2,587,931,268)(f)	2,587,931,268
	Liabilities in excess of other assets (1.1%)	(27,666,997)

	Net Assets 100.0%	$2,560,264,271

The following annotations have been used in the Portfolio:

MTN—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $40,000,000. The aggregate value of $40,000,000 is 1.6% of net assets.
(e)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 was as follows:

Commercial Banks	30.1%
Financial Services	23.9
Asset Backed Securities	13.8
U.S. Government Agency Obligations	13.2
Security Brokers & Dealers	8.4
Non-Captive Finance	4.3
Insurance	2.9
Agricultural Operations	2.0
Capital Goods	1.6
Conglomerate	0.9

101.1
Liabilities in excess of other assets	(1.1)

Net Assets	100.0%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	11

Statement of Assets and Liabilities

as of March 31, 2008 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$2,587,931,268
Cash	493
Receivable for Fund shares sold	57,874,057
Interest receivable	6,728,046
Prepaid expenses	43,178

Total assets	2,652,577,042

Liabilities
Payable for Fund shares reacquired	60,430,620
Payable for investments purchased	30,000,000
Dividends payable	1,762,718
Accrued expenses	88,893
Management fee payable	28,086
Deferred trustees’ fees	2,145
Affiliated transfer agent fee payable	309

Total liabilities	92,312,771

Net Assets	$2,560,264,271

Net assets were comprised of:
Shares of beneficial interest, at $.00001 par value	$25,603
Paid-in capital, in excess of par	2,560,238,668

Net assets, March 31, 2008	$2,560,264,271

Net asset value, offering price and redemption price per share ($2,560,264,271 ÷ 2,560,264,271 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Net Investment Income
Income
Interest	$56,704,703

Expenses
Management fee	151,886
Custodian’s fees and expenses	113,000
Reports to shareholders	110,000
Trustees’ fees	28,000
Legal fees and expenses	15,000
Registration fees	11,000
Transfer agent’s fees and expenses (including affiliated expense of $9,800)	10,000
Audit fee	9,000
Miscellaneous	10,510

Total expenses	458,396

Net investment income	56,246,307

Realized Gain On Investments
Net realized gain on investment transactions	14,321

Net Increase In Net Assets Resulting From Operations	$56,260,628

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	13

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$56,246,307	$119,525,726
Net realized gain on investment transactions	14,321	2,455

Net increase in net assets resulting from operations	56,260,628	119,528,181

Dividends and distributions (Note 1)	(56,260,628)	(119,528,181)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	9,786,962,111	20,197,185,236
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	56,956,257	120,814,413
Cost of shares reacquired	(9,584,643,647)	(20,138,260,671)

Net increase in net assets from Fund share transactions	259,274,721	179,738,978

Total increase	259,274,721	179,738,978

Net Assets
Beginning of period	2,300,989,550	2,121,250,572

End of period	$2,560,264,271	$2,300,989,550

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Liquid Assets Fund (the ”Fund”) is currently the only series of the Trust. Until November 2007, the Trust also had a second series, which has been liquidated. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Cash Accumulation Trust/Liquid Assets Fund	15

Notes to Financial Statements

(Unaudited) continued

The Fund may hold up to 10% of its net assets in illiquid securities. The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Such securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the fund level.

Federal Income Taxes: For federal income tax purposes, each fund in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the six months ended March 31, 2008 the management costs were .01% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to brokers/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2008, the Fund incurred approximately $400 in total networking fees, of which approximately $400 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Cash Accumulation Trust/Liquid Assets Fund	17

Notes to Financial Statements

(Unaudited) continued

Note 4. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2007, of approximately $8,500 of which $3,900 expires in 2014 and $4,600 expires in 2015. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.

Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

18	Visit our website at www.prudential.com

Financial Highlights

(Unaudited)

MARCH 31, 2008	SEMIANNUAL REPORT

Cash Accumulation Trust/Liquid Assets Fund

Financial Highlights

	Six Months Ended March 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.02
Dividends and distributions to shareholders	(.02)

Net asset value, end of period	$1.00

Total Return(a):	2.36%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,560,264
Average net assets (000)	$2,460,512
Ratios to average net assets:
Expenses	.04	%(b)
Net investment income	4.57	%(b)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Year Ended September 30,
2007	2006	2005	2004	2003

$1.00	$1.00	$1.00	$1.00	$1.00

.05	.05	.03	.01	.01
(.05)	(.05)	(.03)	(.01)	(.01)

$1.00	$1.00	$1.00	$1.00	$1.00

5.48%	4.77%	2.67%	1.00%	1.14%

$2,300,990	$2,121,251	$900,129	$472,927	$419,174
$2,227,810	$1,493,619	$679,599	$427,578	$434,433

.03%	.05%	.13%	.23%	.28%
5.37%	4.89%	2.78%	1.02%	1.13%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	21

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/Liquid Assets Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Cash Accumulation Trust name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX
CUSIP	147541502

MF175E2    IFS-A148090    Ed. 05/2008

Item 2	–		Code of Ethics – Not required, as this is not an annual filing.

Item 3	–		Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–		Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–		Audit Committee of Listed Registrants – Not applicable.

Item 6	–		Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–		Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–		Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–		Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–		Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–		Controls and Procedures

	(a	)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b	)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–		Exhibits

	(a	)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX- 99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b	)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2008

* Print the name and title of each signing officer under his or her signature.